ACQUISITIONS (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011 iConnect Business	Apr. 01, 2011 iConnect Business	Dec. 31, 2012 Shanghai Yuetong Business	Apr. 01, 2011 Shanghai Yuetong Business	Jun. 01, 2011 Ascent Business	Jun. 01, 2011 Ascent Business Contingent consideration payable based on financial performance from July 2013 to June 2014 Maximum
ACQUISITIONS
Cash consideration paid		$ 400		$ 600	$ 245
Potential consideration payable						227
Contingent consideration paid	$ 306		$ 459